Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Taxes

The components of the provision for income taxes for the years ended December 31, 2013 and 2012 are as follows:

	2013	2012
Current:
Federal	$—	$—
State	—	—

	—	—

Deferred:
Federal	—	—
State	—	—

	—	—
Less valuation allowance	—	—

Income tax expense	$—	$—

Siginificant Components of Deferred Tax Assets

Significant components of the Company’s net deferred tax assets are as follows as of December 31, 2013 and 2012:

	2013	2012
Deferred tax assets:
Net operating loss carryforwards and credits	$4,932,000	$3,474,000
Tax credits	90,000	—
Accrued expenses and other	35,500	40,900

Total deferred tax assets	5,057,500	3,514,900
Less valuation allowance	(5,057,500)	(3,514,900)

Net deferred tax assets	$—	$—

Reconciliation of U.S. Federal Statutory Income Tax Rate to Company's Effective Income Tax Rate

The provision for income taxes differs from the amount computed by applying the U.S. Federal statutory tax rate (34% in 2013 and 2012) to income taxes as follows:

	2013	2012
Tax benefit computed at 34%	$(1,375,300)	$(1,031,100)
State tax provision, net of Federal tax benefit	(227,400)	(170,100)
Change in valuation allowance	1,542,600	1,167,300
Other	60,100	33,900

Tax provision (benefit)	$—	—